JPMorgan Inflation Managed Bond ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 45.5%
U.S. Treasury Inflation Linked Notes
1.25%, 4/15/2028 (a)	41,872,731	41,751,578
2.38%, 10/15/2028	161,386,839	165,598,275
1.25%, 4/15/2031	23,954,884	23,566,466
1.88%, 7/15/2035	35,437,291	35,193,469
1.88%, 1/15/2036	45,579,380	44,941,052
U.S. Treasury Notes
3.50%, 3/15/2029	16,546,000	16,309,444
3.50%, 2/28/2031	58,672,000	57,090,606
3.88%, 3/31/2031	145,000	143,335
Total U.S. Treasury Obligations (Cost $387,876,044)		384,594,225
Corporate Bonds — 27.5%
Aerospace & Defense — 0.6%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (b)	400,000	383,292
Boeing Co. (The)
6.39%, 5/1/2031	534,000	569,665
5.71%, 5/1/2040	88,000	89,715
Honeywell Aerospace, Inc. 4.95%, 3/16/2036 (b)	800,000	791,326
L3Harris Technologies, Inc. 3.85%, 12/15/2026	665,000	663,654
Leidos, Inc. 2.30%, 2/15/2031	817,000	729,909
RTX Corp. 5.75%, 1/15/2029	1,930,000	1,994,675
		5,222,236
Automobiles — 0.3%
Hyundai Capital America
3.00%, 2/10/2027 (b)	903,000	894,322
2.38%, 10/15/2027 (b)	919,000	893,156
1.80%, 1/10/2028 (b)	410,000	392,396
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	678,000	584,518
		2,764,392
Banks — 9.0%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	1,100,000	1,043,827
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	264,000	275,190
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	1,400,000	1,452,035
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	198,455
2.75%, 12/3/2030	3,000,000	2,712,235
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	937,000	933,994
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	4,937,000	4,411,531
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	3,454,000	3,532,005
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	1,725,000	1,711,773
Bank of Montreal (Canada) 2.65%, 3/8/2027	40,000	39,580
Bank of Nova Scotia (The) (Canada) (SOFR + 0.97%), 4.90%, 6/5/2032 (c) (d)	900,000	901,017
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (b)	850,000	871,854
Barclays plc (United Kingdom)
(SOFR + 1.74%), 5.69%, 3/12/2030 (c)	600,000	614,680
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	1,360,000	1,382,232
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	300,000	316,568

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(SOFR + 1.23%), 2.59%, 1/20/2028 (b) (c)	300,000	296,461
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	950,000	964,396
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	450,000	465,426
(SOFR + 1.29%), 4.92%, 1/15/2034 (b) (c)	1,000,000	982,265
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (c)	2,214,000	2,193,913
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	2,504,000	2,214,968
CaixaBank SA (Spain) (SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	2,265,000	2,290,696
Citibank NA 5.80%, 9/29/2028	1,500,000	1,550,679
Citigroup, Inc.
4.45%, 9/29/2027	272,000	271,996
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	90,000	89,724
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	2,420,000	2,177,471
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	1,250,000	1,133,877
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	750,000	740,434
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (b) (c)	250,000	254,308
Credit Agricole SA (France)
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	377,000	382,866
(SOFR + 1.17%), 4.66%, 1/12/2032 (b) (c)	673,000	663,356
(SOFR + 1.36%), 4.82%, 9/25/2033 (b) (c)	380,000	371,947
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	407,000	417,388
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	320,000	321,887
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	1,000,000	977,232
Fifth Third Bancorp
3.95%, 3/14/2028	800,000	793,869
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	136,000	140,315
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	246,838
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300,000	290,414
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,040,000	1,018,935
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	1,981,000	1,835,655
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	695,000	686,546
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	960,000	974,184
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (c)	380,000	373,575
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	526,000	530,831
Lloyds Banking Group plc (United Kingdom)
3.75%, 1/11/2027	469,000	468,120
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.60%), 4.24%, 2/10/2030 (c)	1,385,000	1,369,762
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (c)	620,000	626,298
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	600,000	592,359
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	200,000	202,884
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.02%), 5.33%, 4/21/2037 (c)	600,000	601,892
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.38%, 5/26/2030 (c)	2,150,000	2,197,812
National Bank of Canada (Canada) 5.60%, 12/18/2028	600,000	616,541
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	486,000	485,456

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	1,520,000	1,575,632
PNC Financial Services Group, Inc. (The)
(SOFR + 1.34%), 5.30%, 1/21/2028 (c)	340,000	341,971
(SOFR + 1.07%), 5.22%, 1/29/2031 (c)	450,000	458,383
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	860,000	868,417
Royal Bank of Canada (Canada) (SOFR + 0.98%), 4.31%, 11/3/2031 (c)	600,000	590,094
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (c)	750,000	771,925
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (b)	400,000	396,535
Societe Generale SA (France)
3.00%, 1/22/2030 (b)	700,000	655,431
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	3,000,000	3,120,160
(SOFR + 1.60%), 5.40%, 4/10/2037 (b) (c)	400,000	391,757
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (b) (c)	1,200,000	1,196,292
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.90%, 9/17/2028	1,710,000	1,613,953
5.77%, 1/13/2033	1,400,000	1,463,319
Toronto-Dominion Bank (The) (Canada) 4.87%, 4/22/2033	650,000	645,656
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	275,000	290,899
(SOFR + 1.62%), 5.44%, 1/24/2030 (c)	640,000	652,973
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	835,000	834,883
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	600,000	603,583
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	125,000	127,522
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	627,000	647,638
Wachovia Corp. 7.57%, 8/1/2026 (e)	366,000	367,806
Wells Fargo & Co.
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	700,000	686,468
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	3,026,000	3,071,301
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	637,000	601,316
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	800,000	822,984
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	280,000	273,450
		76,280,900
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	500,000	468,756
Maple Parent Holdings Corp. 5.70%, 3/26/2036 (b)	150,000	151,591
		620,347
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	1,500,000	1,440,434
5.05%, 3/15/2034	245,000	248,638
Amgen, Inc.
5.25%, 3/2/2030	230,000	235,083
4.85%, 2/19/2036	285,000	279,368
		2,203,523
Broadline Retail — 0.1%
Amazon.com, Inc. 4.88%, 3/13/2036	745,000	736,040

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — 2.4%
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	362,001
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	190,000	190,563
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,450,000	1,433,494
(SOFR + 3.04%), 3.55%, 9/18/2031 (c)	150,000	141,225
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	1,326,000	1,206,461
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	1,785,000	1,780,108
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	1,932,000	1,700,735
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	2,950,000	2,656,871
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	170,000	166,305
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (b) (c)	200,000	201,607
(SOFR + 1.44%), 2.69%, 6/23/2032 (b) (c)	300,000	269,627
Morgan Stanley
4.35%, 9/8/2026	963,000	963,412
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	4,000,000	4,048,927
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	1,410,000	1,227,478
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	800,000	783,386
Nasdaq, Inc. 5.55%, 2/15/2034	321,000	331,486
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	1,000,000	988,167
2.68%, 7/16/2030	500,000	459,271
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (c)	800,000	785,547
(SOFR + 1.05%), 4.59%, 8/10/2032 (b) (c)	800,000	786,652
		20,483,323
Chemicals — 0.0% ^
RPM International, Inc. 2.95%, 1/15/2032	438,000	396,135
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	446,000	392,126
5.25%, 8/9/2034	188,000	190,117
		582,243
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	36,974
Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,554,000	1,543,147
3.00%, 10/29/2028	2,095,000	2,018,525
Aircastle Ltd.
5.25%, 3/15/2030 (b)	459,000	462,734
5.75%, 10/1/2031 (b)	525,000	538,271
American Express Co.
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	125,000	125,945
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (c)	155,000	157,372
(SOFR + 0.87%), 4.46%, 2/10/2032 (c)	1,280,000	1,264,532
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	125,000	125,150
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (b)	678,000	657,321
4.85%, 4/1/2033 (b)	869,000	839,363

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Capital One Financial Corp.
(SOFR + 1.56%), 5.46%, 7/26/2030 (c)	570,000	581,329
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	1,609,000	1,424,774
General Motors Financial Co., Inc.
4.90%, 10/6/2029	500,000	502,900
2.35%, 1/8/2031	1,010,000	905,282
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	200,000	204,885
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (c)	300,000	305,904
		11,657,434
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The) 5.00%, 9/15/2034	485,000	480,191
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc. 5.13%, 3/12/2036	190,000	186,527
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	237,000	239,520
Sonoco Products Co. 5.00%, 9/1/2034	868,000	854,378
WRKCo, Inc. 4.90%, 3/15/2029	150,000	151,076
		1,431,501
Diversified REITs — 0.2%
Safehold GL Holdings LLC 2.80%, 6/15/2031	271,000	245,321
Simon Property Group LP 2.45%, 9/13/2029	200,000	187,457
WP Carey, Inc.
2.40%, 2/1/2031	910,000	817,814
2.25%, 4/1/2033	893,000	747,927
		1,998,519
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 1.65%, 2/1/2028	1,261,000	1,206,471
Comcast Corp. 5.17%, 1/15/2037 (b)	1,574,000	1,536,732
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	700,000	638,185
Orange SA (France) 5.00%, 1/13/2036 (b)	250,000	245,412
Verizon Communications, Inc. 4.78%, 2/15/2035	770,000	749,290
		4,376,090
Electric Utilities — 3.0%
Alabama Power Co. 5.85%, 11/15/2033	500,000	527,440
American Electric Power Co., Inc. 5.63%, 3/1/2033	100,000	103,845
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	19,840
Baltimore Gas and Electric Co. 5.30%, 6/1/2034	650,000	663,368
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	310,000	307,868
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	586,000	574,719
4.55%, 11/15/2030 (b)	390,000	384,176
Duke Energy Carolinas LLC 6.45%, 10/15/2032	790,000	858,368
Duke Energy Corp. 5.45%, 6/15/2034	550,000	563,008
Duke Energy Indiana LLC 5.25%, 3/1/2034	550,000	561,906
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	74,610
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	421,000	378,698
2.78%, 1/7/2032 (b)	634,000	559,085
Edison International 5.25%, 11/15/2028	1,430,000	1,436,927
ENEL Finance International NV (Italy) 5.00%, 9/30/2035 (b)	360,000	351,121
Entergy Arkansas LLC 4.95%, 1/15/2036	1,370,000	1,347,182

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Louisiana LLC 1.60%, 12/15/2030	100,000	87,854
Evergy Metro, Inc. 5.40%, 4/1/2034	289,000	296,543
Evergy, Inc. 2.90%, 9/15/2029	379,000	359,756
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	864,000	856,471
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	656,000	641,454
Florida Power & Light Co. 5.30%, 6/15/2034	1,140,000	1,169,620
Fortis, Inc. (Canada) 3.06%, 10/4/2026	1,021,000	1,017,071
Georgia Power Co. 4.85%, 3/15/2031	630,000	636,535
Interstate Power and Light Co.
4.10%, 9/26/2028	30,000	29,757
4.95%, 9/30/2034	142,000	140,537
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	451,000	420,812
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	200,000	182,486
5.30%, 3/15/2032	600,000	613,886
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (b)	570,000	512,583
5.11%, 1/12/2036 (b)	600,000	590,602
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	865,000	837,462
Pacific Gas and Electric Co.
4.55%, 7/1/2030	978,999	965,900
5.70%, 3/1/2035	571,000	578,595
5.20%, 5/1/2036	400,000	390,114
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	814,612
Potomac Electric Power Co. 5.20%, 3/15/2034	172,000	175,194
PPL Capital Funding, Inc. 5.25%, 9/1/2034	500,000	502,635
Public Service Co. of Oklahoma 5.20%, 1/15/2035	123,000	123,055
SCE Recovery Funding LLC
4.45%, 3/15/2036	490,000	483,990
Series A-2, 1.94%, 5/15/2038	285,000	220,926
Southern California Edison Co. 5.45%, 3/1/2035	1,000,000	999,151
Southern Co. (The) 5.70%, 3/15/2034	207,000	214,807
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	1,080,000	1,069,955
Tampa Electric Co. 4.90%, 3/1/2029	274,000	276,807
Virginia Electric and Power Co. 5.15%, 3/15/2035	570,000	573,023
Vistra Operations Co. LLC 5.70%, 12/30/2034 (b)	640,000	647,440
		25,141,794
Energy Equipment & Services — 0.1%
Halliburton Co. 2.92%, 3/1/2030	400,000	376,582
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	539,000	534,424
		911,006
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	714,000	731,890
Financial Services — 0.5%
Corebridge Financial, Inc. 3.65%, 4/5/2027	300,000	298,479
Fiserv, Inc. 5.35%, 3/15/2031	910,000	921,043
Global Payments, Inc.
2.15%, 1/15/2027	901,000	888,435
3.20%, 8/15/2029	480,000	454,184
LSEG Finance plc (United Kingdom) 2.00%, 4/6/2028 (b)	890,000	850,822

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Nationwide Building Society (United Kingdom)
4.85%, 7/27/2027 (b)	700,000	704,154
5.13%, 7/29/2029 (b)	445,000	451,946
		4,569,063
Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (b)	700,000	719,726
Bunge Ltd. Finance Corp.
4.20%, 9/17/2029	630,000	623,303
5.15%, 8/4/2035	350,000	349,732
General Mills, Inc. 4.95%, 3/29/2033	151,000	150,323
JBS NV 5.50%, 1/15/2036	760,000	758,275
Kraft Heinz Foods Co. 5.00%, 7/15/2035	680,000	663,221
Mars, Inc. 5.00%, 3/1/2032 (b)	217,000	219,275
		3,483,855
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 2.05%, 3/5/2030	200,000	183,006
Uber Technologies, Inc. 4.80%, 9/15/2034	634,000	620,438
		803,444
Health Care Equipment & Supplies — 0.1%
Solventum Corp. 5.60%, 3/23/2034	350,000	358,997
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	579,000	590,906
		949,903
Health Care Providers & Services — 0.8%
Cencora, Inc. 5.15%, 2/15/2035	701,000	702,239
Cigna Group (The)
5.25%, 1/15/2036	594,000	596,249
3.20%, 3/15/2040	144,000	112,568
CommonSpirit Health
3.35%, 10/1/2029	455,000	435,695
2.78%, 10/1/2030	171,000	157,671
CVS Health Corp. 1.88%, 2/28/2031	831,000	730,109
HCA, Inc.
4.13%, 6/15/2029	964,000	950,312
3.50%, 9/1/2030	500,000	475,097
2.38%, 7/15/2031	900,000	798,541
4.60%, 11/15/2032	510,000	497,931
Humana, Inc. 3.95%, 3/15/2027	492,000	491,021
Quest Diagnostics, Inc.
3.45%, 6/1/2026	300,000	300,000
2.95%, 6/30/2030	93,000	87,163
2.80%, 6/30/2031	327,000	299,500
		6,634,096
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	943,000	870,709
DOC DR LLC 2.63%, 11/1/2031	469,000	418,425
Healthpeak OP LLC 2.13%, 12/1/2028	470,000	443,761
Ventas Realty LP 3.25%, 10/15/2026	529,000	526,907
		2,259,802

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	1,345,000	1,276,911
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 4.40%, 1/15/2031	115,000	113,448
Insurance — 0.5%
Aon North America, Inc. 5.45%, 3/1/2034	860,000	878,751
Athene Global Funding 2.72%, 1/7/2029 (b)	1,124,000	1,060,506
CNO Global Funding
1.75%, 10/7/2026 (b)	681,000	674,996
2.65%, 1/6/2029 (b)	200,000	189,902
F&G Global Funding 2.30%, 4/11/2027 (b)	1,284,000	1,258,293
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	400,000	372,537
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	19,891
3.70%, 5/15/2029	30,000	29,322
		4,484,198
Interactive Media & Services — 0.3%
Alphabet, Inc. 4.80%, 2/15/2036	1,110,000	1,097,575
Meta Platforms, Inc.
4.60%, 11/15/2032	170,000	167,899
4.88%, 11/15/2035	365,000	356,628
5.25%, 5/15/2036	755,000	754,361
		2,376,463
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	592,000	577,168
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
4.55%, 6/15/2033	365,000	359,777
4.90%, 2/12/2036	155,000	153,063
		512,840
Media — 0.1%
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	1,076,000	1,209,127
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 5.25%, 3/19/2036 (b)	290,000	287,509
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	460,000	419,284
2.85%, 4/27/2031 (b)	740,000	675,088
		1,381,881
Multi-Utilities — 0.7%
Ameren Corp. 5.00%, 1/15/2029	700,000	708,089
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	288,000
CMS Energy Corp. 2.95%, 2/15/2027	170,000	168,321
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,909
Consumers Energy Co. 4.63%, 5/15/2033	340,000	336,325
DTE Energy Co. 5.20%, 4/1/2030	750,000	762,744
NiSource, Inc. 5.25%, 3/30/2028	566,000	573,803
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	186,509
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	960,000	847,615

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
Puget Energy, Inc. 2.38%, 6/15/2028	1,004,000	959,847
Sempra 3.70%, 4/1/2029	860,000	840,404
		5,681,566
Office REITs — 0.2%
COPT Defense Properties LP 2.00%, 1/15/2029	517,000	483,862
Kilroy Realty LP 2.65%, 11/15/2033	1,092,000	878,779
		1,362,641
Oil, Gas & Consumable Fuels — 1.5%
Cameron LNG LLC 2.90%, 7/15/2031 (b)	146,000	133,376
Cheniere Energy Partners LP 5.55%, 10/30/2035	65,000	66,317
Cheniere Energy, Inc. 5.65%, 4/15/2034	540,000	556,139
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	830,000	834,744
5.68%, 1/15/2034 (b)	584,000	599,912
Columbia Pipelines Operating Co. LLC 5.44%, 2/15/2035 (b)	800,000	811,840
Coterra Energy, Inc. 3.90%, 5/15/2027	724,000	721,430
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	859,000	892,902
Energy Transfer LP
5.25%, 7/1/2029	362,000	368,797
5.70%, 4/1/2035	1,180,000	1,214,695
Eni SpA (Italy) 4.25%, 5/9/2029 (b)	850,000	844,457
Enterprise Products Operating LLC
3.95%, 2/15/2027	442,000	441,766
5.20%, 1/15/2036	135,000	135,955
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	1,640,000	1,513,613
MPLX LP
4.13%, 3/1/2027	458,000	457,425
2.65%, 8/15/2030	360,000	332,480
ONEOK, Inc. 4.95%, 10/15/2032	960,000	956,774
Pioneer Natural Resources Co. 1.90%, 8/15/2030	500,000	451,443
Plains All American Pipeline LP 3.55%, 12/15/2029	750,000	724,409
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	550,000	546,521
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	226,938
Targa Resources Partners LP 4.00%, 1/15/2032	253,000	241,172
		13,073,105
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co. 5.20%, 2/22/2034	847,000	866,911
Novartis Capital Corp. 4.90%, 3/18/2036	400,000	398,433
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,100,000	1,001,072
		2,266,416
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (b)	519,000	514,927
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	325,000	323,777
		838,704
Residential REITs — 0.2%
Essex Portfolio LP 1.65%, 1/15/2031	939,000	816,761
Mid-America Apartments LP 1.70%, 2/15/2031	737,000	646,220
UDR, Inc.
3.50%, 1/15/2028	100,000	98,551

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Residential REITs — continued
3.20%, 1/15/2030	260,000	247,935
2.10%, 8/1/2032	266,000	226,173
		2,035,640
Retail REITs — 0.4%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	436,000	418,753
2.50%, 8/16/2031	440,000	392,954
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	246,052
4.30%, 10/15/2028	930,000	926,358
Realty Income Corp. 4.13%, 10/15/2026	650,000	650,178
Regency Centers LP 3.70%, 6/15/2030	350,000	339,095
		2,973,390
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.
5.05%, 7/12/2029	414,000	421,222
5.15%, 11/15/2031	608,000	621,103
3.14%, 11/15/2035 (b)	200,000	170,371
4.80%, 2/15/2036	90,000	87,622
Marvell Technology, Inc.
2.95%, 4/15/2031	1,202,000	1,107,664
5.45%, 7/15/2035	42,000	42,974
NXP BV (Netherlands) 2.50%, 5/11/2031	1,128,000	1,014,399
		3,465,355
Software — 0.4%
Oracle Corp.
2.65%, 7/15/2026	60,000	59,886
4.50%, 5/6/2028	95,000	94,794
2.88%, 3/25/2031	502,000	449,647
4.80%, 9/26/2032	1,070,000	1,028,175
5.70%, 2/4/2036	360,000	353,691
6.50%, 4/15/2038	50,000	51,221
Roper Technologies, Inc. 4.90%, 10/15/2034	600,000	579,571
Synopsys, Inc. 5.15%, 4/1/2035	745,000	744,017
Workday, Inc. 3.50%, 4/1/2027	300,000	298,005
		3,659,007
Specialized REITs — 0.4%
American Tower Corp. 1.45%, 9/15/2026	1,798,000	1,784,390
Equinix, Inc. 2.90%, 11/18/2026	605,000	601,117
Extra Space Storage LP
2.20%, 10/15/2030	1,080,000	970,358
2.35%, 3/15/2032	467,000	405,789
		3,761,654
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	565,000	492,669
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	195,000	196,140

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
3.60%, 9/1/2027	403,000	399,215
1.75%, 3/15/2031	280,000	244,977
		1,333,001
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC 5.30%, 4/1/2032	382,000	390,157
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	42,000	41,199
		431,356
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	892,000	785,791
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	1,086,000	1,044,832
		1,830,623
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (b)	385,000	386,634
Water Utilities — 0.1%
American Water Capital Corp. 5.25%, 3/1/2035	800,000	812,423
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
4.95%, 3/15/2028	640,000	646,198
3.88%, 4/15/2030	1,304,000	1,268,913
		1,915,111
Total Corporate Bonds (Cost $234,005,388)		232,513,363
Mortgage-Backed Securities — 9.3%
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	3,461	3,482
Pool # C91802, 3.50%, 1/1/2035	1,256,712	1,216,011
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	63,627	63,243
Pool # A57681, 6.00%, 12/1/2036	427	448
Pool # G06493, 4.50%, 5/1/2041	303,794	301,378
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	942,062
Pool # U90690, 3.50%, 6/1/2042	308,046	288,415
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	622,970	609,628
Pool # RA7937, 5.00%, 9/1/2052	2,914,614	2,894,107
Pool # SD8324, 5.50%, 5/1/2053	1,377,565	1,388,503
Pool # SD3518, 5.50%, 7/1/2053	1,521,731	1,539,886
Pool # SD3900, 5.50%, 8/1/2053	1,230,790	1,239,336
Pool # QI4131, 5.50%, 4/1/2054	1,957,348	1,969,872
Pool # SD5568, 5.50%, 5/1/2054	2,209,825	2,221,516
Pool # QJ5547, 5.50%, 9/1/2054	2,091,950	2,119,049
Pool # QJ7687, 5.50%, 11/1/2054	2,097,849	2,136,391
Pool # RJ2914, 5.50%, 11/1/2054	2,964,706	2,993,850
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	181,519	177,625
Pool # AP9584, 3.00%, 10/1/2032	801,551	773,673
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	76,478	78,318

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 735503, 6.00%, 4/1/2035	22,845	23,549
Pool # 888460, 6.50%, 10/1/2036	145,337	154,476
Pool # 888890, 6.50%, 10/1/2037	3,550	3,779
Pool # 949320, 7.00%, 10/1/2037	17,223	18,210
Pool # 995149, 6.50%, 10/1/2038	8,587	8,950
Pool # 994410, 7.00%, 11/1/2038	73,275	77,472
Pool # AD9151, 5.00%, 8/1/2040	136,456	138,179
Pool # AE0681, 4.50%, 12/1/2040	302,006	299,230
Pool # BM3500, 4.00%, 9/1/2047	611,202	591,538
Pool # BM3499, 4.00%, 12/1/2047	760,411	722,726
Pool # BE8354, 4.00%, 3/1/2048	393,902	374,357
Pool # FM9776, 3.00%, 11/1/2051	1,820,376	1,610,136
Pool # FS7749, 3.00%, 2/1/2052	904,955	799,443
Pool # FS9551, 5.50%, 9/1/2053	1,237,691	1,249,612
Pool # DA4015, 6.00%, 10/1/2053	452,573	469,694
Pool # FS6668, 5.50%, 12/1/2053	1,036,813	1,044,572
Pool # CB8151, 5.50%, 3/1/2054	1,868,509	1,880,388
Pool # DB2385, 5.50%, 6/1/2054	3,015,114	3,030,280
Pool # DB3630, 5.50%, 6/1/2054	2,556,895	2,578,970
Pool # BU5025, 5.50%, 9/1/2054	1,719,430	1,731,375
Pool # FS9262, 5.50%, 10/1/2054	1,711,367	1,728,155
Pool # DB1954, 5.00%, 11/1/2054	2,394,138	2,357,091
FNMA, Other
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,571,883
Pool # AN6732, 2.83%, 5/1/2027	1,127,765	1,113,119
Pool # AN7338, 3.06%, 11/1/2027	902,010	888,310
Pool # AN7943, 3.10%, 1/1/2028	2,258,073	2,219,228
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,761,537
Pool # AN9486, 3.57%, 6/1/2028	3,547,706	3,494,594
Pool # AN2069, 2.35%, 8/1/2028	1,306,953	1,256,773
Pool # BL0907, 3.88%, 12/1/2028	695,770	688,292
Pool # BM4162, 3.12%, 10/1/2029 (f)	91,593	88,924
Pool # BL4333, 2.52%, 11/1/2029	1,075,820	1,015,585
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,169,965
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	1,002,298
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,824,602
Pool # MA1125, 4.00%, 7/1/2042	386,989	373,096
Pool # MA1437, 3.50%, 5/1/2043	554,545	518,547
Pool # MA1463, 3.50%, 6/1/2043	536,647	501,808
Pool # BF0669, 4.00%, 6/1/2052	1,627,890	1,544,427
Pool # BF0230, 5.50%, 1/1/2058	2,579,560	2,672,732
Pool # BM7238, 3.00%, 4/1/2059	1,896,964	1,639,260
Pool # BM6734, 4.00%, 8/1/2059	2,823,073	2,637,566
Pool # BF0736, 4.00%, 6/1/2063	1,985,225	1,835,691
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	46,114	48,491
Pool # BA7567, 4.50%, 5/20/2048	538,688	517,356
Pool # BI0416, 4.50%, 11/20/2048	61,177	59,335
Pool # BM9692, 4.50%, 7/20/2049	191,171	184,596
Total Mortgage-Backed Securities (Cost $79,496,824)		78,476,990
Asset-Backed Securities — 8.1%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	304,304	289,552

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	1,966,000	1,955,685
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	60,383	58,347
Series 2021-1, Class B, 3.95%, 7/11/2030	762,405	731,365
American Credit Acceptance Receivables Trust
Series 2026-2, Class B, 4.50%, 10/8/2030 (b)	545,000	543,833
Series 2026-1, Class D, 5.10%, 1/12/2033 (b)	1,110,000	1,102,632
AmeriCredit Automobile Receivables Trust Series 2024-1, Class B, 5.38%, 6/18/2029	1,020,000	1,031,020
AMSR Trust Series 2026-SFR1, Class B, 3.78%, 4/17/2043 (b)	750,000	698,268
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A, Class A, 5.13%, 10/20/2028 (b)	467,000	471,049
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class C, 5.17%, 3/17/2031	632,000	636,104
Series 2025-3, Class C, 4.81%, 5/15/2031	390,000	390,633
Series 2026-1, Class C, 4.44%, 11/17/2031	425,000	420,428
Series 2026-2, Class C, 4.88%, 2/17/2032	445,000	444,209
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	490,649	485,083
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	637,732	635,737
Carmax Auto Owner Trust
Series 2025-2, Class A3, 4.48%, 3/15/2030	464,000	465,678
Series 2025-3, Class A3, 4.35%, 7/15/2030	370,000	370,764
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	114,513	115,466
Carvana Auto Receivables Trust
Series 2021-P4, Class A4, 1.64%, 12/10/2027	566,497	564,621
Series 2024-P4, Class A3, 4.64%, 1/10/2030	241,798	242,531
Series 2025-P3, Class A3, 4.04%, 11/11/2030	1,000,000	997,125
Consumer Portfolio Services Auto Trust Series 2025-B, Class A, 4.74%, 2/15/2029 (b)	188,284	188,570
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	11,608	11,587
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (f)	212,805	213,769
CPS Auto Receivables Trust
Series 2026-B, Class B, 4.59%, 12/16/2030 (b)	1,055,000	1,052,548
Series 2024-D, Class C, 4.76%, 1/15/2031 (b)	235,000	235,197
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	329,170	329,584
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	619,957	621,997
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,500,000	1,512,437
Series 2024-3A, Class A, 4.68%, 9/15/2034 (b)	1,066,000	1,067,928
Series 2025-1A, Class A, 5.02%, 3/15/2035 (b)	957,000	960,890
Series 2025-2A, Class A, 4.50%, 11/15/2035 (b)	1,400,000	1,395,597
Series 2026-1A, Class B, 4.96%, 6/16/2036 (b)	350,000	347,797
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (b)	228,354	229,484
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (b)	232,000	233,047
Drive Auto Receivables Trust
Series 2024-2, Class A3, 4.50%, 9/15/2028	97,787	97,817
Series 2024-2, Class C, 4.67%, 5/17/2032	376,000	377,597
Series 2025-2, Class C, 4.39%, 9/15/2032	495,000	491,549
Series 2025-1, Class C, 4.99%, 9/15/2032	264,000	265,496
Exeter Automobile Receivables Trust
Series 2023-1A, Class D, 6.69%, 6/15/2029	165,147	166,794
Series 2024-3A, Class C, 5.70%, 7/16/2029	284,000	286,067
Series 2026-2A, Class B, 4.66%, 1/15/2031	530,000	529,728
Series 2025-4A, Class C, 4.57%, 6/16/2031	730,000	727,374

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-3A, Class C, 5.09%, 10/15/2031	427,000	429,798
Series 2025-5A, Class C, 4.68%, 3/15/2032	320,000	318,799
Series 2026-1A, Class C, 4.40%, 5/17/2032	410,000	404,462
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	34,748	34,831
FirstKey Homes Trust
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	600,000	595,834
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (b)	2,900,000	2,872,506
Ford Credit Auto Owner Trust Series 2026-1, Class A, 4.32%, 8/15/2038 (b) (e)	1,095,000	1,083,298
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	2,118,000	2,096,233
GLS Auto Receivables Issuer Trust
Series 2026-2A, Class B, 4.63%, 9/16/2030 (b)	435,000	434,654
Series 2025-4A, Class C, 4.74%, 8/15/2031 (b)	670,000	665,962
GLS Auto Select Receivables Trust Series 2025-1A, Class A2, 4.71%, 4/15/2030 (b)	217,808	218,565
GM Financial Automobile Leasing Trust Series 2024-2, Class A3, 5.39%, 7/20/2027	118,288	118,453
GreenSky Home Improvement Issuer Trust Series 2025-3A, Class A2, 4.59%, 12/27/2060 (b)	345,000	342,962
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	82,015	76,573
Hertz Vehicle Financing LLC
Series 2025-3A, Class A, 5.06%, 12/26/2029 (b)	1,330,000	1,337,576
Series 2025-2A, Class A, 5.13%, 9/25/2031 (b)	260,000	260,966
Hilton Grand Vacations Trust
Series 2026-1A, Class B, 5.01%, 2/25/2043 (b)	371,258	370,316
Series 2025-2A, Class A, 4.54%, 5/25/2044 (b)	276,338	275,600
Series 2025-2A, Class B, 4.73%, 5/25/2044 (b)	236,385	233,732
Series 2025-3EXT, Class B, 4.90%, 10/25/2044 (b)	294,031	291,822
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	1,144,021	1,133,159
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3, 4.83%, 1/18/2028 (b)	497,000	499,217
Series 2025-B, Class A3, 4.53%, 4/17/2028 (b)	497,000	498,785
Series 2026-A, Class A3, 3.97%, 12/15/2028 (b)	470,000	467,974
Hyundai Auto Receivables Trust Series 2025-A, Class A3, 4.32%, 10/15/2029	714,000	714,963
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	174,959	175,187
Lendmark Funding Trust Series 2025-1A, Class A, 4.94%, 9/20/2034 (b)	733,000	735,906
M&T Bank RV Trust Series 2026-1A, Class A, 4.35%, 1/15/2046 (b)	282,626	279,186
Mariner Finance Issuance Trust Series 2026-AA, Class B, 5.30%, 5/20/2039 (b)	620,000	623,967
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A4, 4.69%, 2/18/2031	255,000	256,598
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	248,973	237,853
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (b)	45,255	44,020
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	269,514	270,339
Series 2024-1A, Class A, 5.32%, 2/20/2043 (b)	379,182	384,662
Series 2026-1A, Class A, 4.67%, 3/20/2043 (b)	684,862	680,878
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	1,145,000	1,151,241
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	1,839,496	1,850,995
Series 2026-1A, Class C, 4.86%, 5/15/2034 (b)	485,000	478,485
Oportun Issuance Trust Series 2026-A, Class B, 5.06%, 1/9/2034 (b)	590,000	587,926
Prestige Auto Receivables Trust Series 2024-2A, Class B, 4.56%, 2/15/2029 (b)	82,729	82,709
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	1,144,000	1,131,853
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (b)	1,965,500	1,842,235
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (b)	1,225,371	1,212,347
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (b)	1,048,000	988,404
Series 2025-SFR1, Class A, 3.40%, 2/17/2042 (b)	1,096,123	1,040,715

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (b)	1,241,019	1,169,850
Purchasing Power Funding LLC Series 2026-A, Class A, 4.37%, 8/15/2030 (b)	540,000	535,763
Reach ABS Trust Series 2026-1A, Class C, 4.80%, 2/15/2033 (b)	765,000	756,700
Santander Drive Auto Receivables Trust
Series 2024-4, Class B, 4.93%, 9/17/2029	583,000	586,032
Series 2023-5, Class B, 6.16%, 12/17/2029	658,477	663,307
Series 2024-2, Class C, 5.84%, 6/17/2030	298,000	302,239
Series 2024-3, Class C, 5.64%, 8/15/2030	1,108,000	1,123,725
Series 2025-1, Class C, 5.04%, 3/17/2031	476,000	479,370
Series 2025-3, Class C, 4.68%, 9/15/2031	380,000	379,733
Series 2025-4, Class C, 4.52%, 1/15/2032	95,000	94,631
Series 2026-1, Class C, 4.26%, 4/15/2032	375,000	370,533
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	243,960	247,114
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	1,000,000	1,016,880
Series 2025-2A, Class C, 4.82%, 6/20/2036 (b)	285,000	278,561
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (b)	24,078	24,106
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	83,318	78,465
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (b)	477,874	477,180
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (b)	42,095	42,148
Toyota Auto Receivables Owner Trust
Series 2026-A, Class A3, 3.86%, 9/16/2030	430,000	426,503
Series 2026-B, Class A3, 4.13%, 12/16/2030	667,000	664,019
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	586,234	569,470
Series 2016-2, Class AA, 2.88%, 10/7/2028	617,395	593,790
Series 2018-1, Class AA, 3.50%, 3/1/2030	392,410	380,201
Series 2018-1, Class A, 3.70%, 3/1/2030	656,294	627,936
Veros Auto Receivables Trust Series 2026-1, Class B, 4.84%, 5/15/2029 (b)	125,000	124,896
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	289,443	289,908
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (e)	100,218	100,234
Western Funding Auto Loan Trust Series 2025-1, Class C, 5.34%, 11/15/2035 (b)	591,000	594,025
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	500,583	504,908
Series 2026-1A, Class B, 5.47%, 10/20/2039 (b)	608,630	608,073
Westlake Automobile Receivables Trust Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	50,735	50,827
World Omni Auto Receivables Trust Series 2023-D, Class A3, 5.79%, 2/15/2029	144,071	145,387
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	312,000	312,847
Total Asset-Backed Securities (Cost $68,675,932)		68,444,891
Commercial Mortgage-Backed Securities — 3.7%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (f)	331,890	313,636
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	1,500,000	1,478,337
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	3,081,787
Series K072, Class A2, 3.44%, 12/25/2027	473,000	467,491
Series K083, Class A2, 4.05%, 9/25/2028 (f)	594,000	589,993
Series K145, Class AM, 2.58%, 6/25/2032	880,000	787,436
Series KJ44, Class A2, 4.61%, 2/25/2033	1,900,000	1,894,890
FNMA ACES
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	614,208	609,793
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	900,198	891,331
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (f)	1,987,547	1,965,802

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (f)	310,572	305,955
Series 2018-M2, Class A2, 2.93%, 1/25/2028 (f)	2,591,123	2,538,690
Series 2018-M4, Class A2, 3.07%, 3/25/2028 (f)	1,457,338	1,431,240
Series 2018-M9, Class APT2, 3.10%, 4/25/2028 (f)	1,982,512	1,938,903
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (f)	360,242	354,768
Series 2017-M5, Class A2, 3.02%, 4/25/2029 (f)	1,537,403	1,489,815
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (f)	787,297	756,262
Series 2020-M50, Class A2, 1.20%, 10/25/2030	326,167	316,789
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (f)	5,260,584	147,952
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (f)	1,517,000	1,324,456
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	5,000,000	4,376,834
Series 2026-M9, Class A1, 1.57%, 10/25/2031 (f)	131,479	118,394
Series 2026-M9, Class A, 1.57%, 1/25/2033 (f)	132,151	116,882
Series 2026-M9, Class A2, 1.57%, 1/25/2033 (f)	617,488	520,316
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (f)	233,464	12,954
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	1,958,000	1,709,782
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	300,000	270,000
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	1,770,000	1,577,773
Total Commercial Mortgage-Backed Securities (Cost $32,461,943)		31,388,261
Collateralized Mortgage Obligations — 3.3%
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 6.60%, 12/25/2034 (f)	2,463	2,473
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	2,482	2,447
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,068,801	994,937
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,069,610	994,210
Series 2017-4, Class MT, 3.50%, 6/25/2057	289,268	263,199
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,104,687	1,043,034
Series 2019-3, Class M55D, 4.00%, 10/25/2058	253,480	237,728
Series 2020-1, Class M55G, 3.00%, 8/25/2059	2,577,890	2,313,388
FHLMC, REMIC
Series 3911, Class B, 3.50%, 8/15/2026	3,489	3,481
Series 3959, Class PB, 3.00%, 11/15/2026	85,733	85,398
Series 3337, Class MD, 5.50%, 6/15/2027	1,484	1,484
Series 2110, Class PG, 6.00%, 1/15/2029	11,398	11,472
Series 3563, Class LB, 4.00%, 8/15/2029	1,687	1,670
Series 3653, Class B, 4.50%, 4/15/2030	22,061	22,046
Series 3824, Class EY, 3.50%, 3/15/2031	72,032	70,774
Series 2525, Class AM, 4.50%, 4/15/2032	172,198	172,109
Series 2441, Class GF, 6.50%, 4/15/2032	5,655	5,858
Series 2436, Class MC, 7.00%, 4/15/2032	1,639	1,666
Series 2760, Class KT, 4.50%, 9/15/2032	21,422	21,362
Series 2505, Class D, 5.50%, 9/15/2032	23,223	23,648
Series 2544, Class KE, 5.50%, 12/15/2032	17,056	17,421
Series 2557, Class HL, 5.30%, 1/15/2033	39,317	39,446
Series 2575, Class PE, 5.50%, 2/15/2033	14,338	14,624
Series 2586, Class WG, 4.00%, 3/15/2033	49,984	49,170
Series 2596, Class QD, 4.00%, 3/15/2033	45,193	43,856
Series 2621, Class QH, 5.00%, 5/15/2033	57,152	57,802
Series 2624, Class QH, 5.00%, 6/15/2033	67,466	68,230
Series 2648, Class BK, 5.00%, 7/15/2033	6,608	6,678
Series 4238, Class UY, 3.00%, 8/15/2033	1,270,232	1,221,357
Series 2673, Class PE, 5.50%, 9/15/2033	101,926	104,352

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2696, Class DG, 5.50%, 10/15/2033	93,513	96,160
Series 2725, Class TA, 4.50%, 12/15/2033	178,287	177,246
Series 2733, Class ME, 5.00%, 1/15/2034	89,569	90,178
Series 2768, Class PK, 5.00%, 3/15/2034	98,130	98,129
Series 2934, Class KG, 5.00%, 2/15/2035	77,767	78,261
Series 2960, Class JH, 5.50%, 4/15/2035	200,157	205,319
Series 3082, Class PW, 5.50%, 12/15/2035	14,988	15,294
Series 3084, Class BH, 5.50%, 12/15/2035	318,789	325,440
Series 3098, Class KG, 5.50%, 1/15/2036	347,584	354,963
Series 3136, Class CO, PO, 4/15/2036	3,714	3,247
Series 3145, Class AJ, 5.50%, 4/15/2036	13,976	14,288
Series 3819, Class ZQ, 6.00%, 4/15/2036	228,093	236,727
Series 3200, PO, 8/15/2036	25,901	22,204
Series 3270, Class AT, 5.50%, 1/15/2037	8,051	8,231
Series 3272, Class PA, 6.00%, 2/15/2037	2,522	2,647
Series 3348, Class HT, 6.00%, 7/15/2037	22,970	23,932
Series 3501, Class A, 4.50%, 1/15/2039	77,598	75,227
Series 3508, Class PK, 4.00%, 2/15/2039	1,421	1,353
Series 3513, Class A, 4.50%, 2/15/2039	5,118	5,083
Series 3653, Class HJ, 5.00%, 4/15/2040	225,009	227,632
Series 3677, Class KB, 4.50%, 5/15/2040	462,002	458,221
Series 3677, Class PB, 4.50%, 5/15/2040	199,946	199,963
Series 3715, Class PC, 4.50%, 8/15/2040	73,878	73,325
Series 3955, Class HB, 3.00%, 12/15/2040	8,269	8,244
Series 3828, Class PU, 4.50%, 3/15/2041	33,897	33,802
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	94,727	92,160
Series 3956, Class EB, 3.25%, 11/15/2041	529,266	492,335
Series 3963, Class JB, 4.50%, 11/15/2041	727,062	715,639
Series 4026, Class MQ, 4.00%, 4/15/2042	28,824	28,070
Series 4616, Class HP, 3.00%, 9/15/2046	734,539	662,255
Series 3688, Class GT, 7.45%, 11/15/2046 (f)	10,720	11,329
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	321,924	299,811
FNMA, REMIC
Series 1997-57, Class PN, 5.00%, 9/18/2027	4,010	3,999
Series 2009-39, Class LB, 4.50%, 6/25/2029	15,218	15,135
Series 2009-96, Class DB, 4.00%, 11/25/2029	15,260	15,143
Series 2010-28, Class DE, 5.00%, 4/25/2030	61,199	61,584
Series 2001-63, Class TC, 6.00%, 12/25/2031	15,703	16,040
Series 2001-81, Class HE, 6.50%, 1/25/2032	41,121	42,508
Series 2002-75, Class GB, 5.50%, 11/25/2032	4,823	4,805
Series 2011-39, Class ZA, 6.00%, 11/25/2032	180,936	186,165
Series 2002-85, Class PE, 5.50%, 12/25/2032	14,449	14,727
Series 2003-21, Class OU, 5.50%, 3/25/2033	13,240	13,395
Series 2003-26, Class EB, 3.50%, 4/25/2033	302,196	293,790
Series 2003-23, Class CH, 5.00%, 4/25/2033	11,342	11,464
Series 2003-63, Class YB, 5.00%, 7/25/2033	42,143	42,373
Series 2003-69, Class N, 5.00%, 7/25/2033	77,433	77,875
Series 2003-80, Class QG, 5.00%, 8/25/2033	86,944	87,440
Series 2003-85, Class QD, 5.50%, 9/25/2033	42,056	42,979
Series 2005-5, Class CK, 5.00%, 1/25/2035	29,515	29,355
Series 2005-29, Class WC, 4.75%, 4/25/2035	62,025	61,415
Series 2005-48, Class TD, 5.50%, 6/25/2035	101,618	103,539
Series 2005-53, Class MJ, 5.50%, 6/25/2035	99,633	101,461

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-58, Class EP, 5.50%, 7/25/2035	4,401	4,476
Series 2005-68, Class BE, 5.25%, 8/25/2035	77,448	78,433
Series 2005-68, Class PG, 5.50%, 8/25/2035	29,775	30,265
Series 2005-102, Class PG, 5.00%, 11/25/2035	141,600	142,198
Series 2005-110, Class GL, 5.50%, 12/25/2035	180,050	183,544
Series 2006-49, Class PA, 6.00%, 6/25/2036	19,322	19,954
Series 2009-19, Class PW, 4.50%, 10/25/2036	111,276	110,913
Series 2006-114, Class HE, 5.50%, 12/25/2036	142,900	145,552
Series 2007-33, Class HE, 5.50%, 4/25/2037	11,053	11,311
Series 2007-65, Class KI, IF, IO, 2.89%, 7/25/2037 (f)	2,625	224
Series 2007-71, Class KP, 5.50%, 7/25/2037	6,244	6,200
Series 2007-71, Class GB, 6.00%, 7/25/2037	85,154	88,494
Series 2009-86, Class OT, PO, 10/25/2037	14,186	12,126
Series 2008-72, Class BX, 5.50%, 8/25/2038	6,816	6,989
Series 2008-74, Class B, 5.50%, 9/25/2038	2,915	3,006
Series 2009-37, Class KI, IF, IO, 2.27%, 6/25/2039 (f)	2,299	132
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	4,958	812
Series 2009-92, Class AD, 6.00%, 11/25/2039	10,723	10,699
Series 2009-112, Class ST, IF, IO, 2.52%, 1/25/2040 (f)	35,443	3,219
Series 2010-22, Class PE, 5.00%, 3/25/2040	731,968	735,782
Series 2010-35, Class SB, IF, IO, 2.69%, 4/25/2040 (f)	12,077	713
Series 2010-37, Class CY, 5.00%, 4/25/2040	416,852	419,121
Series 2010-54, Class EA, 4.50%, 6/25/2040	6,893	6,861
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,164	1,170
Series 2010-71, Class HJ, 5.50%, 7/25/2040	44,330	45,221
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,037,003	1,033,537
Series 2011-41, Class KL, 4.00%, 5/25/2041	686,011	663,997
Series 2011-50, Class LP, 4.00%, 6/25/2041	256,300	249,847
Series 2012-137, Class CF, 4.03%, 8/25/2041 (f)	4,107	4,106
Series 2012-103, Class DA, 3.50%, 10/25/2041	48	48
Series 2012-14, Class DE, 3.50%, 3/25/2042	437,379	412,027
Series 2012-139, Class JA, 3.50%, 12/25/2042	207,655	196,180
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,269,995
Series 2019-65, Class PA, 2.50%, 5/25/2048	140,638	129,335
Series 2009-96, Class CB, 4.00%, 11/25/2049	12,430	11,497
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,749,323	1,681,127
FNMA, STRIPS Series 314, Class 1, PO, 7/25/2031	12,024	10,831
GNMA
Series 2003-65, Class AP, 5.50%, 8/20/2033	28,313	28,264
Series 2004-16, Class GC, 5.50%, 2/20/2034	311,203	311,627
Series 2004-54, Class BG, 5.50%, 7/20/2034	6,801	6,871
Series 2004-93, Class PD, 5.00%, 11/16/2034	181,364	181,066
Series 2004-101, Class BE, 5.00%, 11/20/2034	158,372	158,168
Series 2005-11, Class PL, 5.00%, 2/20/2035	77,743	77,670
Series 2005-26, Class XY, 5.50%, 3/20/2035	287,085	291,896
Series 2005-33, Class AY, 5.50%, 4/16/2035	69,640	69,533
Series 2005-49, Class B, 5.50%, 6/20/2035	26,034	26,349
Series 2005-51, Class DC, 5.00%, 7/20/2035	63,399	63,490
Series 2005-56, Class BD, 5.00%, 7/20/2035	9,797	9,856
Series 2006-7, Class ND, 5.50%, 8/20/2035	9,517	9,653
Series 2007-37, Class LB, 5.50%, 6/16/2037	76,943	76,746
Series 2007-79, Class BL, 5.75%, 8/20/2037	60,044	59,918
Series 2009-106, Class ST, IF, IO, 2.28%, 2/20/2038 (f)	52,847	560

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-7, Class PQ, 5.00%, 2/20/2038	178,875	178,407
Series 2008-9, Class PW, 5.25%, 2/20/2038	185,620	185,700
Series 2008-23, Class YA, 5.25%, 3/20/2038	43,359	43,459
Series 2008-35, Class NF, 5.00%, 4/20/2038	43,445	43,333
Series 2008-34, Class PG, 5.25%, 4/20/2038	50,298	50,186
Series 2008-33, Class PB, 5.50%, 4/20/2038	150,077	150,607
Series 2008-38, Class BG, 5.00%, 5/16/2038	224,089	224,377
Series 2008-43, Class NB, 5.50%, 5/20/2038	75,173	75,179
Series 2008-56, Class PX, 5.50%, 6/20/2038	148,217	147,874
Series 2008-58, Class PE, 5.50%, 7/16/2038	356,174	356,419
Series 2008-62, Class SA, IF, IO, 2.43%, 7/20/2038 (f)	949	5
Series 2008-76, Class US, IF, IO, 2.18%, 9/20/2038 (f)	33,241	389
Series 2011-97, Class WA, 6.07%, 11/20/2038 (f)	229,560	231,912
Series 2008-95, Class DS, IF, IO, 3.58%, 12/20/2038 (f)	30,815	243
Series 2009-14, Class AG, 4.50%, 3/20/2039	52,756	52,624
Series 2009-72, Class SM, IF, IO, 2.51%, 8/16/2039 (f)	65,412	4,024
Series 2009-61, Class AP, 4.00%, 8/20/2039	4,637	4,530
Series 2010-130, Class BD, 4.00%, 12/20/2039	161,522	158,823
Series 2010-157, Class OP, PO, 12/20/2040	53,787	46,333
Series 2014-H11, Class VA, 4.28%, 6/20/2064 (f)	298,179	297,923
Series 2015-H20, Class FA, 4.25%, 8/20/2065 (f)	274,715	274,319
Series 2015-H26, Class FG, 4.30%, 10/20/2065 (f)	223,697	223,555
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	26,767	26,521
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.31%, 11/25/2033 (f)	35,644	35,636
Series 2007-A1, Class 5A5, 5.81%, 7/25/2035 (f)	10,171	10,203
LHOME Mortgage Trust Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (b) (e)	295,000	293,003
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.02%, 4/21/2034 (f)	17,937	17,747
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 4.34%, 10/25/2028 (f)	4,851	4,788
Series 2004-B, Class A1, 4.20%, 5/25/2029 (f)	17,241	16,968
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (f)	10,929	10,776
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,018	6,502
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	280,324	274,411
Sequoia Mortgage Trust Series 2004-11, Class A1, 4.32%, 12/20/2034 (f)	37,493	34,868
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 5.27%, 12/25/2044 (f)	48,231	48,015
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	153,461	153,291
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 5.66%, 10/25/2033 (f)	28,309	26,486
Total Collateralized Mortgage Obligations (Cost $30,053,868)		28,068,272
Foreign Government Securities — 0.4%
Republic of Panama 5.23%, 2/23/2034	462,000	458,188
United Mexican States
6.00%, 5/13/2030	1,200,000	1,237,800
2.66%, 5/24/2031	2,000,000	1,773,380
5.63%, 2/9/2034	287,000	282,124
Total Foreign Government Securities (Cost $3,838,202)		3,751,492

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (g) (h) (Cost $14,222,669)	14,221,575	14,224,419
Total Investments — 99.5% (Cost $850,630,870)		841,461,913
Other Assets in Excess of Liabilities — 0.5%		3,983,236
NET ASSETS — 100.0%		845,445,149

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2026.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,080	09/21/2026	USD	118,681,875	1,113,460
U.S. Treasury 10 Year Ultra Note	600	09/21/2026	USD	67,321,875	663,889
U.S. Treasury 5 Year Note	485	09/30/2026	USD	52,027,617	328,967
					2,106,316
Short Contracts
U.S. Treasury Long Bond	(51)	09/21/2026	USD	(5,732,719)	(116,774)
U.S. Treasury Ultra Bond	(20)	09/21/2026	USD	(2,292,500)	(50,434)
U.S. Treasury 2 Year Note	(183)	09/30/2026	USD	(37,812,375)	(83,191)
					(250,399)
					1,855,917

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of May 31, 2026 :

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.40% at termination	Receive	12/2/2035	USD14,970,000	—	239,875	239,875
CPI-U at termination	2.44% at termination	Receive	12/9/2035	USD56,595,000	24,496	682,505	707,001
CPI-U at termination	2.44% at termination	Receive	3/30/2036	USD3,920,000	—	53,689	53,689
CPI-U at termination	2.45% at termination	Receive	2/17/2036	USD8,310,000	—	114,275	114,275
CPI-U at termination	2.46% at termination	Receive	4/8/2036	USD92,435,000	68,740	1,079,168	1,147,908
CPI-U at termination	2.50% at termination	Receive	2/3/2036	USD11,990,000	(3,272)	113,087	109,815
CPI-U at termination	2.54% at termination	Receive	3/18/2031	USD50,250,000	—	552,571	552,571
CPI-U at termination	2.54% at termination	Receive	3/19/2031	USD38,790,000	32,466	377,537	410,003
CPI-U at termination	2.57% at termination	Receive	4/8/2031	USD62,230,000	25,833	555,526	581,359
CPI-U at termination	2.59% at termination	Receive	5/5/2036	USD11,490,000	—	4,225	4,225
CPI-U at termination	2.74% at termination	Receive	5/5/2031	USD22,570,000	—	11,621	11,621
CPI-U at termination	2.53% at termination	Receive	6/2/2036	USD9,015,000	—	—	—
					148,263	3,784,079	3,932,342
CPI-U at termination	2.77% at termination	Receive	5/19/2031	USD17,905,000	—	(69,071)	(69,071)
CPI-U at termination	2.81% at termination	Receive	5/22/2029	USD49,025,000	(37,524)	28,881	(8,643)
CPI-U at termination	2.89% at termination	Receive	5/21/2029	USD43,340,000	—	(102,602)	(102,602)
CPI-U at termination	2.97% at termination	Receive	5/6/2029	USD20,075,000	—	(31,697)	(31,697)
					(37,524)	(174,489)	(212,013)
					110,739	3,609,590	3,720,329

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.35%

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2026:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.46-V1	1.00	Quarterly	6/20/2031	0.51	USD 92,525,000	(1,467,932)	(774,933)	(2,242,865)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR annually	3.63 annually	Pay	3/23/2028	USD41,770,000	—	(119,185)
1 day SOFR annually	3.60 annually	Pay	3/29/2028	USD41,545,000	—	(129,581)
					—	(248,766)

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	3.63%

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$67,324,071	$1,120,820	$68,444,891
Collateralized Mortgage Obligations	—	28,068,272	—	28,068,272
Commercial Mortgage-Backed Securities	—	31,388,261	—	31,388,261
Corporate Bonds	—	232,513,363	—	232,513,363
Foreign Government Securities	—	3,751,492	—	3,751,492
Mortgage-Backed Securities	—	78,476,990	—	78,476,990
U.S. Treasury Obligations	—	384,594,225	—	384,594,225
Short-Term Investments
Investment Companies	14,224,419	—	—	14,224,419
Total Investments in Securities	$14,224,419	$826,116,674	$1,120,820	$841,461,913
Appreciation in Other Financial Instruments
Futures Contracts	$2,106,316	$—	$—	$2,106,316
Swaps	—	3,812,960	—	3,812,960
Depreciation in Other Financial Instruments
Futures Contracts	$(250,399)	$—	$—	$(250,399)
Swaps	—	(1,227,069)	—	(1,227,069)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,855,917	$2,585,891	$—	$4,441,808
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b)	$11,497,826	$66,018,282	$63,289,181	$(3,467)	$959	$14,224,419	14,221,575	$104,750	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.